Related Party Debt and Transactions (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	May 15, 2017
Cancellation of loans
Due to related parties	$ 54,001			54,001		49,395
Loans and interest received (repaid) from/to related parties				4,606	$ (37,812)	(27,518)	$ 70,846
Interest expense, related party	(155)		$ (155)	(308)	$ (230)	(536)	(300)
Accrued expenses	1,188,520			1,188,520		937,783	530,150
Accounts payable related party	286,700			286,700		53,000
SH Loan #1
Due Date								Jan. 08, 2016
Loan from related party								$ 6,000
Interest Rate								8.00%
SH Loan #2
Loan from related party				6,280		6,280
Due to related parties	$ 12,280			$ 12,280		$ 12,280
Interest Rate	8.00%			8.00%		8.00%
Interest expense, related party				$ 1,211		$ 903	267
Related Party Loans
Due Date		May 15, 2018
Due to related parties	$ 350			350
Repayment of loans to related parties				40,160		36,300
Loans and interest received (repaid) from/to related parties				$ 36,300
Accrued expenses						$ 14,450	22,200		$ 5,300
Employment Agmt
Date of Agreement				Sep. 06, 2013		Sep. 06, 2013
Term of Agreement				2 years		2 years
Annual Compensation				$ 275,000		$ 275,000
Options to purchase				1,500		1,500
Options to purchase, exercise price				$ 40		$ 40
Bonus				$ 137,500		$ 68,750
Earnings				275,000		275,000	275,000
Accrued Earnings				$ 737,611		$ 645,945	$ 395,630
Collaboration Agmt
Date of Agreement		Jul. 11, 2017		Jul. 11, 2017
Securities available for sale	15,000,000			15,000,000
Payment for IP				$ 100,000